Investment in NovoDX, a Related Party	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Investments, All Other Investments [Abstract]
Investment in NovoDX, a Related Party

Note 5 - Investment in NovoDX, a Related Party

On May 14, 2024, the Company purchased 25,134 shares of NovoDX Corporation’s restricted common stock for $500,000. NovoDX is a diagnostic company, focusing on health products related to rapid diagnostic screenings and their companion therapeutics. NovoDX is researching and developing rapid diagnostic devices for Over the Counter and Point of Care with the focus on manufacturing, marketing and selling, directly and indirectly, those devices for at home diagnostic screening use. The investment in NovoDX Corporation’s restricted common stock (25,134 shares purchased for $500,000), representing less than 1% of the outstanding shares of NovoDX, is recorded at cost and the carrying value is adjusted to fair market value for each reporting period. We have chosen the fair value option to account for investment in NovoDX Corporation in accordance with ASC 321. The Company had an independent valuation completed as of October 4, 2024. The valuation focused on the market approach. The valuation concluded that the recent equity transactions at $19.89 per share were the best indicator of fair value (total value of $500,000).

During the year ended December 31, 2025, the Company identified impairment indicators related to the investment, including ongoing litigation, uncertainty surrounding the underlying technology, and lack of operational and commercialization activities. Based on management’s qualitative assessment under ASC 321, the Company determined that the fair value of the investment was less than its carrying amount and recorded a full loss on investment of $500,000, writing down the investment to zero as of December 31, 2025.

Note 5 - Investment in NovoDX, a Related Party

On May 14, 2024, the Company purchased 25,134 shares of NovoDX Corporation’s restricted common stock for $500,000. NovoDX is a diagnostic company, focusing on health products related to rapid diagnostic screenings and their companion therapeutics. NovoDX is researching and developing rapid diagnostic devices for Over the Counter and Point of Care with the focus on manufacturing, marketing and selling, directly and indirectly, those devices for at home diagnostic screening use. The investment in NovoDX Corporation’s restricted common stock (25,134 shares purchased for $500,000), representing less than 1% of the outstanding shares of NovoDX, is recorded at cost and the carrying value is adjusted to fair market value for each reporting period. We have chosen the fair value option to account for investment in NovoDX Corporation in accordance with ASC 321. The Company had an independent valuation completed as of October 4, 2024. The valuation focused on the market approach. The valuation concluded that the recent equity transactions at $19.89 per share were the best indicator of fair value (total value of $500,000).

During the year ended December 31, 2025, the Company identified impairment indicators related to the investment, including ongoing litigation, uncertainty surrounding the underlying technology, and lack of operational and commercialization activities. Based on management’s qualitative assessment under ASC 321, the Company determined that the fair value of the investment was less than its carrying amount and recorded a full loss on investment of $500,000, writing down the investment to zero as of December 31, 2025.